                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2901

                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 08/31

                               PORTFOLIO HOLDINGS

                                      FOR

                    RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (93.6%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
ALABAMA (1.1%)
Birmingham Waterworks & Sewer Board
 Prerefunded Revenue Bonds
 Series 2002B (MBIA)
  01-01-33                           5.25%        $4,000,000              $4,274,880
City of Huntsville
 Unlimited General Obligation
 Refunding Warrants
 Series 2002D
  11-01-14                           5.50          3,425,000               3,720,954
City of Mobile
 Unlimited General Obligation Warrants
 Series 2001 (AMBAC)
  02-15-12                           4.75          1,000,000               1,038,490
County of Jefferson
 Revenue Bonds
 Series 2004A
  01-01-22                           5.50          8,750,000               9,241,050
  01-01-23                           5.25          7,500,000               7,772,625
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
  03-01-21                           5.13          3,750,000               3,610,350
                                                                     ---------------
Total                                                                     29,658,349
------------------------------------------------------------------------------------

ALASKA (0.1%)
Alaska Energy Authority
 Refunding Revenue Bonds
 Bradley Lake
 3rd Series 1999 (FSA)
  07-01-14                           6.00          2,000,000               2,236,640
State of Alaska
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  10-01-14                           5.00          1,500,000               1,575,525
                                                                     ---------------
Total                                                                      3,812,165
------------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)

ARIZONA (0.8%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
  02-01-42                           4.80%        $7,500,000(m)           $7,462,425
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
  07-01-23                           5.38          2,500,000               2,539,000
  07-01-26                           5.50          5,000,000               5,099,200
Phoenix Civic Improvement Corporation
 Refunding Revenue Bonds
 Junior Lien
 Series 2001 (FGIC)
  07-01-12                           5.00          1,800,000               1,899,126
Tucson
 Refunding Revenue Bonds
 Series 2002 (FGIC)
  07-01-13                           5.50          2,380,000               2,590,701
  07-01-14                           5.50          1,500,000               1,632,165
                                                                     ---------------
Total                                                                     21,222,617
------------------------------------------------------------------------------------

ARKANSAS (0.1%)
County of Washington
 Revenue Bonds
 Construction Regional Medical Center
 Series 2005A
  02-01-35                           5.00          4,250,000               3,850,585
------------------------------------------------------------------------------------

CALIFORNIA (18.6%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
  08-15-20                           6.13          3,750,000               3,902,513
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
  04-01-31                           5.00         17,000,000              17,362,610

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
CALIFORNIA (CONT.)
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
  10-01-37                           4.75%        $2,000,000              $1,956,060
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
  11-15-18                           5.00          2,200,000               2,266,946
  11-15-34                           5.00          1,000,000                 982,410
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
  07-01-23                           5.25          4,790,000               4,830,619
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
  04-01-39                           5.25          4,500,000               4,527,585
California Health Facilities Financing Authority
 Revenue Bonds
 Lucile Salter Packard Hospital
 Series 2003C (AMBAC)
  08-15-25                           5.00          6,340,000               6,453,930
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
  08-01-30                           5.75          8,930,000               9,431,955
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
  08-01-41                           4.80          3,500,000               3,215,415
  02-01-42                           5.50         13,425,000              14,058,123
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
  11-01-23                           5.13          1,000,000                 949,910

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
CALIFORNIA (CONT.)
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
  03-01-45                           5.25%        $9,500,000              $9,519,285
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
  08-15-28                           5.50          4,000,000               4,141,400
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
  08-01-18                           4.65          1,500,000(l)              905,715
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
  09-01-37                           5.00          2,845,000               2,556,602
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
  05-15-20                           5.00          2,520,000               2,573,071
  05-15-21                           5.00          5,000,000               5,085,900
City of Long Beach
 Revenue Bonds
 Series 2000A (FGIC) A.M.T.
  05-15-23                           5.25         15,195,000              15,579,889
City of San Jose
 Revenue Bonds
 Series 2001A (FGIC)
  03-01-31                           5.00          5,690,000               5,755,264
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  03-01-15                           5.00          3,000,000(b)            3,143,010
  03-01-16                           5.00          3,000,000(b)            3,141,510
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
  06-01-37                           5.00          8,000,000               8,216,720
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
  08-01-27                           5.00          1,500,000               1,534,050
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-47                           5.13          7,000,000               6,201,090
Golden State Tobacco Securitization Corporation
 Enhanced Revenue Bonds
 Series 2005A (AMBAC)
  06-01-45                           5.00          7,750,000               7,788,905
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
  06-01-39                           6.75          5,750,000               6,607,210
  06-01-40                           6.63          5,100,000               5,827,770

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
CALIFORNIA (CONT.)
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
  06-01-33                           6.25%        $5,265,000              $5,734,480
Lake Elsinore Public Financing Authority
 Revenue Bonds
 Series 1997F
  09-01-20                           7.10          6,650,000               6,835,269
Lammersville School District Community Facilities District
 Special Tax Bonds
 #2002 Mountain House
 Series 2006
  09-01-35                           5.13            875,000                 804,711
Lincoln Public Financing Authority
 Special Tax Bonds
 Sub Series 2007B
  09-01-19                           4.63          1,585,000               1,496,319
  09-01-22                           4.75          2,105,000               1,996,698
  09-01-34                           5.00          3,575,000               3,250,533
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2003A (FGIC)
  07-01-43                           5.00         11,750,000              11,904,748
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  08-01-13                           5.00          4,415,000               4,647,406
Los Angeles Unified School District
 Unlimited General Obligation Refunding Bonds
 Series 2002 (MBIA)
  07-01-16                           5.75          5,000,000               5,652,700
Moreno Valley Unified School District
 Community Facilities District
 Special Tax Bonds
 Series 2007-3
  09-01-37                           5.00          2,250,000               2,021,918
Northern California Power Agency
 Prerefunded Revenue Bonds
 Geothermal Project #3
 Series 1987A
  07-01-09                           5.00         13,535,000              13,671,433
Orange Unified School District Community Facilities District
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
  09-01-37                           5.00          1,000,000                 909,260
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
  02-15-23                           5.00          3,775,000               3,742,837
  02-15-24                           5.00          5,880,000               5,808,440
  02-15-25                           5.00          1,365,000               1,343,119
  02-15-26                           5.00          3,030,000               2,969,127
  02-15-27                           5.00          3,080,000               3,005,094
  02-15-28                           5.00          7,075,000               6,871,948

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
CALIFORNIA (CONT.)
San Diego Community College District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2007 (FSA)
  08-01-30                           5.00%        $2,500,000              $2,572,725
San Diego Unified School District
 Unlimited General Obligation Refunding Bonds
 Election of 1998
 Series 2002D (FGIC)
  07-01-27                           5.00          8,000,000               8,419,760
San Francisco City & County Airports Commission
 Revenue Bonds
 2nd Series 2000-26A (FGIC) A.M.T.
  05-01-22                           5.25         14,150,000              14,595,159
San Jose Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Area Redevelopment Project
 Series 2004A (MBIA)
  08-01-18                           4.54          5,000,000               5,085,800
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
  08-01-23                           5.00          1,500,000               1,576,965
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  12-01-23                           5.25          1,860,000               1,952,349
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000 (MBIA)
  12-01-21                           5.25          4,150,000               4,355,393
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                           5.13          7,000,000               7,342,370
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30          5,584,000               6,073,717
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
  02-01-33                           5.00          2,500,000               2,679,350
State of California
 Unlimited General Obligation Bonds
 Series 2003
  02-01-17                           5.25         16,735,000              17,779,766
  02-01-21                           5.25          2,500,000               2,610,675
  02-01-29                           5.25          5,000,000               5,120,100
  02-01-32                           5.00          8,835,000               8,861,417
State of California
 Unlimited General Obligation Bonds
 Series 2003 (MBIA)
  02-01-26                           5.25         15,000,000              15,584,850
State of California
 Unlimited General Obligation Bonds
 Series 2004
  03-01-14                           5.25          5,830,000               6,266,959
  03-01-28                           5.00         15,470,000              15,597,009

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
CALIFORNIA (CONT.)
State of California
Unlimited General Obligation Bonds
Series 2004A
  07-01-14                           5.25%        $7,480,000              $8,093,285
State of California
 Unlimited General Obligation Bonds
 Series 2006
  09-01-32                           5.00          4,000,000               4,017,240
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
  11-01-22                           5.00          5,000,000               5,105,850
  11-01-23                           5.13          5,000,000               5,136,350
  11-01-24                           5.13          8,000,000               8,196,560
  11-01-29                           5.25          5,375,000               5,519,534
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
  06-01-28                           5.00          6,255,000               6,310,482
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006
  09-01-31                           5.00          6,000,000               6,030,180
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
  06-01-37                           5.00         34,200,000              34,249,589
State of California
 Unlimited General Obligation Bonds
 Zero Coupon
 Series 1991-33 (MBIA)
  10-01-11                           3.83         20,800,000(l)           17,836,831
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2005
  05-01-23                           5.00         18,500,000              18,899,969
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                           5.13            500,000                 506,280
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30              6,000                   6,205
Tobacco Securitization Authority of Southern California
 Revenue Bonds
 Series 2006-A1
  06-01-37                           5.00         13,435,000              11,659,296
Turlock Irrigation District
 Certificate of Participation
 Series 2003A (MBIA)
  01-01-33                           5.00          4,450,000               4,499,395

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
CALIFORNIA (CONT.)
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
  01-01-29                           5.00%        $9,365,000              $9,511,375
                                                                     ---------------
Total                                                                    513,234,292
------------------------------------------------------------------------------------

COLORADO (1.8%)
Aurora Centretech Metropolitan District
 Prerefunded Unlimited General Obligation Bonds
 Series 1993B
  12-01-23                           6.00          5,699,785(i)           10,948,147
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-17                           4.80          1,000,000                 950,180
  12-01-22                           4.95          2,000,000               1,859,980
  12-01-26                           5.00          2,000,000               1,828,780
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
  06-01-23                           5.25          1,200,000               1,197,348
Colorado Housing & Finance Authority
 Revenue Bonds
 Single Family Mortgage
 Series 2003 Cl II-A-3 A.M.T.
  05-01-32                           5.15          3,500,000               3,446,905
Loveland Special Improvement District #1
 Unlimited General Obligation Bonds
 Series 2000
  07-01-29                           7.50          5,240,000               5,824,103
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
  12-15-31                           7.25         13,250,000              14,812,838
North Range Metropolitan District #2
 Limited General Obligation Bonds
 Limited Tax
 Series 2007
  12-15-27                           5.50          2,765,000               2,663,386
  12-15-37                           5.50          3,100,000               2,702,456
University of Colorado
 Revenue Bonds
 Series 2002A (FGIC)
  06-01-12                           5.00          3,300,000               3,483,249
                                                                     ---------------
Total                                                                     49,717,372
------------------------------------------------------------------------------------

CONNECTICUT (1.0%)
Mashantucket Western Pequot Tribe
 Subordinated Special Revenue Bonds
 Series 2006A
  09-01-36                           5.50          5,000,000(d)            4,730,400
State of Connecticut
 Prerefunded Unlimited General Obligation Bonds
 Series 2002B
  06-15-16                           5.50          7,900,000               8,520,624

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
CONNECTICUT (CONT.)
State of Connecticut
 Unlimited General Obligation Bonds
 Series 2001G
  12-15-10                           5.00%        $6,660,000              $6,926,666
State of Connecticut
 Unlimited General Obligation Refunding Bonds
 Series 2001E
  11-15-15                           5.13          6,875,000               7,197,575
                                                                     ---------------
Total                                                                     27,375,265
------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.7%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  10-01-22                           4.75          4,250,000               4,213,748
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001A (MBIA) A.M.T.
  10-01-27                           5.50         13,790,000              14,288,508
                                                                     ---------------
Total                                                                     18,502,256
------------------------------------------------------------------------------------

FLORIDA (3.3%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
  04-01-24                           5.00          5,000,000               4,983,100
  04-01-34                           5.00          4,250,000               4,075,028
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
  11-15-32                           5.50          9,400,000              10,251,452
Crossings at Fleming Island Community Development District
 Prerefunded Revenue Bonds
 Series 1994
  10-01-19                           7.38         10,365,000              10,442,841
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2002D
  06-01-11                           5.00          7,295,000               7,615,105
Florida State Division of Bond Finance
 Refunding Revenue Bonds
 Department of Environmental Protection
 Series 1997B (AMBAC)
  07-01-12                           6.00          2,500,000               2,742,425
Grand Haven Community Development District
 Special Assessment Bonds
 Series 2002
  11-01-07                           6.13            160,000                 159,939
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
  05-01-10                           6.35          2,895,000               2,901,543
Heritage Harbor South Community Development District
 Special Assessment Bonds
 Capital Improvement
 Series 2002B
  11-01-08                           5.40              5,000                   4,994

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
FLORIDA (CONT.)
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Hospital - Adventist Health Systems
Series 2002B
  11-15-23                           5.25%       $10,300,000             $10,977,431
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital - Adventist Health Systems
 Series 2006G
  11-15-21                           5.13          2,000,000               2,044,740
  11-15-32                           5.13         12,300,000              12,238,746
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital - Adventist Health Systems
 Series 2006C
  11-15-36                           5.25          8,900,000               8,931,506
Landmark at Doral Community Development District
 Special Assessment Bonds
 Series 2006B
  05-01-15                           5.20          7,500,000               7,219,875
Renaissance Communications Development District
 Special Assessment Bonds
 Series 2002B
  05-01-08                           6.25            750,000                 751,425
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
  01-01-14                           5.00          1,500,000               1,498,290
Tampa Bay Water Utility System
 Improvement Refunding Revenue Bonds
 Series 2001A (FGIC)
  10-01-12                           4.50          5,000,000               5,115,600
                                                                     ---------------
Total                                                                     91,954,040
------------------------------------------------------------------------------------

GEORGIA (1.8%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                           4.40         13,000,000              13,104,000
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
  01-01-16                           5.25         11,145,000              11,737,580
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA)
  11-01-39                           5.00          8,500,000               8,608,545
Colquitt County Development Authority
 Subordinated Revenue Bonds
 Zero Coupon
 Series 1991C Escrowed to Maturity
  12-01-21                           6.87         26,350,000(l)           13,542,055
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Athletic Association
 Series 2001 (AMBAC)
  10-01-12                           5.50          2,385,000               2,563,994

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
GEORGIA (CONT.)
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Foundation Funding
 Series 2002A
  11-01-13                           5.25%        $1,105,000              $1,174,173
                                                                     ---------------
Total                                                                     50,730,347
------------------------------------------------------------------------------------

HAWAII (0.8%)
City & County of Honolulu
 Unlimited General Obligation Refunding Bonds
 Series 1993 Inverse Floater
  09-11-08                           6.62         10,000,000(j)           10,346,000
Hawaii State Department of Budget & Finance
 Refunding Revenue Bonds
 Electric Company & Subsidiary Project
 Series 2003B (XLCA) A.M.T.
  12-01-22                           5.00         12,500,000              12,596,250
                                                                     ---------------
Total                                                                     22,942,250
------------------------------------------------------------------------------------

ILLINOIS (2.7%)
Chicago O'Hare International Airport
 Revenue Bonds
 2nd Lien Passenger Facility
 Series 2001C (AMBAC) A.M.T.
  01-01-11                           5.25          3,260,000               3,393,660
Gilberts Special Service Area #9
 Prerefunded Special Tax Bonds
 Big Timber Project
 Series 2001
  03-01-30                           7.88          3,407,000               3,932,155
Illinois Finance Authority
 Refunding Revenue Bonds
 Commonwealth Edison Company
 Series 1994 (AMBAC)
  01-15-14                           5.85          4,500,000               4,965,885
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
  11-15-11                           5.50          1,000,000               1,009,970
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
  04-15-20                           7.75         68,000,000(l)           37,571,359
Illinois Health Facilities Authority
 Revenue Bonds
 South Suburban
 Series 1992 Escrowed to Maturity
  02-15-09                           7.00            810,000                 831,684
  02-15-18                           7.00          3,025,000               3,533,019
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA)
  06-15-42                           5.25         13,400,000              13,761,264
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2000 (MBIA)
  12-01-20                           5.40          4,000,000               4,159,640

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
ILLINOIS (CONT.)
Tinley Park Special Service Area #3
 Special Assessment Bonds
 Series 1988
  12-01-07                          10.65%          $185,000                $186,687
Will County Community Unit School District #365 -
 Valley View
 Unlimited General Obligations Bonds
 Zero Coupon
 Series 1997B (FSA)
  11-01-16                           4.60          3,165,000(l)            2,138,179
                                                                     ---------------
Total                                                                     75,483,502
------------------------------------------------------------------------------------

INDIANA (0.8%)
East Chicago Elementary School Building Corporation
 Refunding Revenue Bonds
 1st Mortgage
 Series 1996
  01-05-16                           6.25          8,000,000               8,718,399
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
  02-15-36                           5.00          4,375,000               4,195,538
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2002A (GNMA/FNMA) A.M.T.
  01-01-33                           5.45            495,000                 496,480
St. Joseph County Hospital Authority
 Revenue Bonds
 Memorial Hospital of South Bend
 Series 1980 Escrowed to Maturity
  06-01-10                           9.40            690,000                 751,465
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
  09-01-37                           5.70          3,950,000               3,775,450
Wayne Township School Building Corporation - Marion County
 Prerefunded Revenue Bonds
 1st Mortgage
 Series 2003A (FGIC)
  01-15-28                           5.25          4,750,000               5,113,803
                                                                     ---------------
Total                                                                     23,051,135
------------------------------------------------------------------------------------

IOWA (0.2%)
Iowa Finance Authority
 Refunding Revenue Bonds
 Correctional Facility Program
 Series 2002 (MBIA)
  06-15-13                           5.38          6,000,000               6,479,280
------------------------------------------------------------------------------------

KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                           5.00          5,000,000               5,014,350
  09-01-25                           5.00          5,000,000               4,999,950
                                                                     ---------------
Total                                                                     10,014,300
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)

KENTUCKY (0.1%)
Kentucky Housing Corporation
Revenue Bonds
 Series 2006U A.M.T.
  07-01-37                           4.90%        $3,000,000              $2,788,740
------------------------------------------------------------------------------------

LOUISIANA (3.4%)
Louisiana Housing Finance Agency
 Revenue Bonds
 Home Ownership Program-Go Zone
 Series 2007A-1 (GNMA/FNMA/FHLMC)
  06-01-38                           5.85          2,000,000               2,140,540
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                           5.00          9,500,000              10,122,060
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
  06-01-37                           5.13         11,850,000              11,557,661
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
  05-01-19                           5.25          4,505,000               4,799,537
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
  05-15-30                           5.50         30,225,000              30,246,460
  05-15-39                           5.88         35,270,000              35,358,527
                                                                     ---------------
Total                                                                     94,224,785
------------------------------------------------------------------------------------

MAINE (0.1%)
Maine State Housing Authority
 Revenue Bonds
 Series 2003A-2 A.M.T.
  11-15-32                           5.00          3,000,000               3,001,260
------------------------------------------------------------------------------------

MARYLAND (1.6%)
City of Brunswick
 Special Tax Bonds
 Brunswick Crossing Special Taxing
 Series 2006
  07-01-36                           5.50          7,000,000               6,724,970
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
  09-01-26                           5.00         20,500,000              20,677,121
County of Baltimore
 Unlimited General Obligation Refunding Bonds
 Metropolitan District
 Series 2002
  09-01-14                           5.25          3,215,000               3,440,114

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
MARYLAND (CONT.)
County of Howard
 Unrefunded Unlimited General Obligation Bonds
 Consolidated Public Improvement
 Series 2002A
  08-15-12                           5.25%        $6,275,000              $6,683,314
State of Maryland
 Unlimited General Obligation Bonds
 State & Local Facilities Loan
 Capital Improvement
 Series 2002A
  03-01-17                           5.50          5,000,000               5,583,150
                                                                     ---------------
Total                                                                     43,108,669
------------------------------------------------------------------------------------

MASSACHUSETTS (4.0%)
City of Boston
 Revenue Bonds
 Series 2004A
  11-01-22                           5.00          4,435,000               4,580,069
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidation Loan
 Series 2001D (MBIA)
  11-01-13                           6.00         15,000,000              16,795,199
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
  08-01-28                           5.25          2,500,000               2,692,100
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C
  11-01-30                           5.25         10,000,000              10,677,400
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
  01-01-27                           5.50          4,000,000               4,440,960
  01-01-28                           5.50          7,000,000               7,766,499
Massachusetts Bay Transportation Authority
 Prerefunded Special Assessment Bonds
 Series 2005A
  07-01-26                           5.00          3,300,000               3,542,517
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
  07-01-30                           5.00          1,000,000               1,044,520
  07-01-31                           5.00          2,500,000               2,602,975
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
  12-01-30                           8.25          5,000,000               5,714,200
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
  05-15-59                           6.00          2,000,000               2,183,440

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts Development Finance Agency
 Revenue Bonds
 Linden Ponds Incorporated Facility
 Series 2007A
  11-15-09                           5.00%          $500,000                $501,610
  11-15-11                           5.13          1,100,000               1,101,760
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
  06-01-14                           5.45          1,250,000               1,283,175
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
  07-15-37                           5.13          4,500,000               4,617,360
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
  08-15-28                           5.25          3,250,000               3,287,538
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
  07-15-22                           5.00          1,250,000               1,201,613
  07-15-27                           5.00          5,250,000               4,928,805
  07-15-32                           5.00          4,470,000               4,101,449
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
  12-01-31                           4.85          4,390,000               4,150,438
Massachusetts Port Authority
 Refunding Revenue Bonds
 Series 2007C (FSA) A.M.T.
  07-01-14                           5.00            665,000                 700,671
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
  08-15-32                           4.75          4,500,000               4,435,155
Massachusetts State Water Pollution Abatement
 Refunding Revenue Bonds
 Pool Program
 Series 2004A
  08-01-16                           5.25          5,000,000               5,444,650
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity
  07-15-19                           6.50          3,500,000               4,086,075
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (MBIA)
  08-01-27                           4.75          9,000,000               8,896,859
                                                                     ---------------
Total                                                                    110,777,037
------------------------------------------------------------------------------------

MICHIGAN (3.6%)
Detroit
 Prerefunded Revenue Bonds
 Series 2003B (MBIA)
  07-01-32                           5.25          5,000,000               5,380,650

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
MICHIGAN (CONT.)
Garden City Hospital Finance Authority
Refunding Revenue Bonds
Series 2007A
  08-15-27                           4.88%        $4,750,000              $4,229,353
Grand Traverse Acadamy
 Refunding Revenue Bonds
 Series 2007
  11-01-22                           5.00            750,000                 705,113
  11-01-32                           4.75          1,170,000                 989,282
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
  05-01-29                           5.00          2,855,000               2,904,734
Kalamazoo City School District
 Prerefunded Unlimited General Obligation Bonds
 Building & Site
 Series 2001 (FSA)
  05-01-12                           4.40          1,070,000               1,096,450
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 (Qualified School Bond Loan Fund)
  05-01-37                           4.70          1,900,000               1,832,151
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
  03-01-31                           5.00          7,125,000               6,980,291
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2002
  10-01-15                           5.50          5,000,000               5,534,700
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
  05-01-13                           5.00          5,800,000               6,138,836
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
  06-01-19                           5.00          3,000,000               3,120,780
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
  11-15-26                           5.00          5,000,000               5,014,250
Michigan State Hospital Finance Authority
 Revenue Bonds
 MidMichigan Obligation Group
 Series 2006A
  04-15-36                           5.00          6,500,000               6,214,065
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
  12-01-28                           5.50          3,830,000               3,892,889

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
MICHIGAN (CONT.)
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
  08-01-31                           4.25%        $1,250,000              $1,206,813
Michigan Tobacco Settlement Finance Authority
 Revenue Bonds
 Series 2007A
  06-01-34                           6.00         14,000,000              14,187,179
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA)
 (Qualified School Bond Loan Fund)
  05-01-23                           5.00          2,600,000               2,680,912
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
  07-01-22                           5.13          8,000,000               8,139,840
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
  07-01-30                           7.38          4,140,000(n)            4,536,902
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001B
  07-01-30                           8.75          1,000,000               1,130,910
Summit Academy
 Prerefunded Certificate of Participation
 Full Term
 Series 1998
  09-01-18                           7.00          1,540,000               1,583,443
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA)
 (Qualified School Board Loan Fund)
  05-01-24                           5.00          5,000,000               5,170,050
Wayne Charter County
 Revenue Bonds
 Detroit Metropolitan Wayne County Airport
 Series 1998B (MBIA)
  12-01-11                           5.25          4,040,000               4,152,029
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
  12-01-19                           4.75          3,250,000               3,267,388
                                                                     ---------------
Total                                                                    100,089,010
------------------------------------------------------------------------------------

MINNESOTA (3.6%)
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
  02-01-22                           4.25          2,700,000               2,612,223
  02-01-23                           4.50          3,000,000(n)            3,015,630
  02-01-24                           4.50          2,000,000               2,007,540

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
MINNESOTA (CONT.)
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
  02-01-15                           5.00%        $5,965,000              $6,316,219
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 1999B (FGIC) A.M.T.
  01-01-11                           5.50          3,000,000               3,092,730
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
  07-01-37                           4.90          7,635,000               7,190,185
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005C
  03-01-25                           5.00          5,000,000               5,160,650
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
  10-01-29                           5.13          2,000,000               2,032,520
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
  09-01-25                           5.10          5,000,000               4,959,300
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
  01-01-22                           6.73         17,500,000(l)            8,983,975
  01-01-23                           6.80         26,500,000(l)           12,888,805
  01-01-25                           6.75         17,500,000(l)            7,668,850
  01-01-26                           6.75         17,500,000(l)            7,273,000
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
  10-01-24                           5.00          1,000,000                 996,550
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
  11-15-25                           6.00          1,250,000               1,289,000
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-26                           5.25          2,000,000               1,957,880
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
  11-01-17                           7.13          1,965,000               1,968,203
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental - Lyngblomsten Housing Project
 Series 1993
  11-01-24                           7.00          2,330,000               2,332,959

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
MINNESOTA (CONT.)
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003
  12-01-23                           5.00%        $2,540,000              $2,602,687
  12-01-27                           5.13          5,465,000               5,606,762
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
  12-01-34                           5.00          4,275,000               3,907,222
University of Minnesota
 Revenue Bonds
 State Supported Stadium Debt
 Series 2006
  08-01-23                           5.00          5,800,000               5,989,138
                                                                     ---------------
Total                                                                     99,852,028
------------------------------------------------------------------------------------

MISSISSIPPI (1.1%)
Harrison County Wastewater Management District
 Refunding Revenue Bonds
 Wastewater Treatment Facility
 Series 1986 Escrowed to Maturity
  02-01-15                           5.00          4,250,000               4,480,733
Mississippi Hospital Equipment & Facilities Authority
 Revenue Bonds
 Mississippi Baptist Health Systems Incorporated
 Series 2007A
  08-15-26                           5.00          8,000,000               7,770,880
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2001
  09-01-12                           5.50         10,000,000              10,775,300
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2002D
  07-01-16                           5.50          7,570,000               8,371,057
                                                                     ---------------
Total                                                                     31,397,970
------------------------------------------------------------------------------------

MISSOURI (0.1%)
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
  01-01-20                           5.00          1,500,000               1,557,825
------------------------------------------------------------------------------------

MONTANA (0.2%)
Montana Board of Housing
 Revenue Bonds
 Single Family Mortgage
 Series 2006C-2 A.M.T.
  12-01-37                           5.75          4,435,000               4,681,276
------------------------------------------------------------------------------------

NEBRASKA (1.1%)
Central Plains Energy Project
 Revenue Bonds
 Project #1
 Series 2007
  12-01-26                           4.24         30,000,000(m)           28,232,700

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
NEBRASKA (CONT.)
Omaha Public Power District
 Revenue Bonds
 Series 1986A Escrowed to Maturity
  02-01-15                           6.00%        $1,370,000              $1,508,713
                                                                     ---------------
Total                                                                     29,741,413
------------------------------------------------------------------------------------

NEVADA (1.0%)
City of Henderson
 Prerefunded Revenue Bonds
 Catholic West
 Series 1998A
  07-01-26                           5.38          3,870,000               3,960,326
City of Henderson
 Special Assessment Bonds
 Series 2006T-18
  09-01-35                           5.30         10,700,000               9,407,333
Clark County Improvement District
 Prerefunded Special Assessment Bonds
 #121 Southern Highlands Area
 Series 1999
  12-01-19                           7.50          4,775,000               5,244,669
County of Clark
 Revenue Bonds
 Southwest Gas Corporation Project
 Series 2005A (AMBAC) A.M.T.
  10-01-35                           4.85          5,000,000               4,728,800
Director of the State of Nevada
 Department of Business & Industry
 Revenue Bonds
 Capital Appreciation
 Las Vegas Monorail
 Zero Coupon
 Series 2000 (AMBAC)
  01-01-19                           5.75          5,105,000(l)            2,990,356
  01-01-23                           5.93          5,000,000(l)            2,342,600
                                                                     ---------------
Total                                                                     28,674,084
------------------------------------------------------------------------------------

NEW HAMPSHIRE (0.2%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
  05-01-21                           4.75          4,500,000               4,505,490
------------------------------------------------------------------------------------

NEW JERSEY (2.3%)
New Jersey Economic Development Authority
 Prerefunded Revenue Bonds
 School Facilities & Construction
 Series 2003F
  06-15-26                           5.00          5,000,000               5,300,350
New Jersey Economic Development Authority
 Revenue Bonds
 United Water Incorporated
 Series 1996C (AMBAC) A.M.T.
  11-01-25                           4.88          7,000,000               6,904,170
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
  07-01-22                           5.00          3,150,000(n)            3,181,437

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
NEW JERSEY (CONT.)
New Jersey State Turnpike Authority
 Unrefunded Revenue Bonds
 Series 2000A (MBIA)
  01-01-11                           6.00%        $7,785,000              $8,344,508
New Jersey Transportation Trust Fund Authority
 Prerefunded Revenue Bonds
 Transportation System
 Series 2003C
  06-15-24                           5.50          6,000,000               6,530,760
New Jersey Transportation Trust Fund Authority
 Revenue Bonds
 Transportation System
 Series 2001C (FSA)
  12-15-12                           5.75         10,000,000              10,959,000
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-32                           5.75          2,280,000               2,424,985
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
  06-01-37                           6.00         12,770,000              14,011,883
Tobacco Settlement Financing Corporation
 Prerefunded Revenue Bonds
 Series 2003
  06-01-43                           6.25          4,150,000               4,662,733
University of Medicine & Dentistry of New Jersey
 Revenue Bonds
 Series 2002A (AMBAC)
  12-01-12                           5.25          1,705,000               1,827,197
                                                                     ---------------
Total                                                                     64,147,023
------------------------------------------------------------------------------------

NEW MEXICO (0.3%)
New Mexico Mortgage Finance Authority
 Revenue Bonds
 Single Family Mortgage Class I
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
  01-01-38                           4.88          8,210,000(n)            7,662,393
------------------------------------------------------------------------------------

NEW YORK (11.3%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
  08-01-16                           5.75            410,000                 448,913
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38            415,000                 447,532
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-28                           5.25            845,000                 908,493
City of New York
 Unlimited General Obligation Bonds
 Series 2001G (FSA)
  08-01-11                           5.25          5,000,000               5,282,950
City of New York
 Unlimited General Obligation Bonds
 Series 2002E (MBIA)
  08-01-15                           5.63          2,000,000               2,157,240

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 7 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
NEW YORK (CONT.)
City of New York
Unlimited General Obligation Bonds
Series 2003D
  10-15-20                           5.25%        $6,520,000              $6,835,177
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
  11-01-34                           5.00          3,000,000               3,026,730
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
  11-01-22                           5.00          1,750,000               1,805,090
City of New York
 Unlimited General Obligation Bonds
 Sub Series 2006J-1
  06-01-25                           5.00          4,000,000               4,099,320
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2002E
  08-01-16                           5.75          7,800,000               8,391,474
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38          2,125,000               2,213,485
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-19                           5.50          9,985,000              10,682,152
  06-01-28                           5.25          9,205,000               9,507,752
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
  11-15-32                           5.75          5,855,000               6,179,133
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A (AMBAC)
  11-15-19                           5.50          4,000,000               4,261,280
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002A (FSA)
  11-15-26                           5.50          4,250,000               4,466,708
Nassau County Tobacco Settlement Corporation
 Asset-backed Revenue Bonds
 Series 2006A-3
  06-01-35                           5.00          7,000,000               6,384,350
New York City Health & Hospital Corporation
 Revenue Bonds
 Health Systems
 Series 2002A (FSA)
  02-15-15                           5.50          5,255,000               5,590,532
New York City Housing Development Corporation
 Revenue Bonds
 Capital Funding Program
 New York City Housing Authority Program
 Series 2005A (FGIC)
  07-01-25                           5.00          3,300,000               3,392,235
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-24                           5.00          3,000,000               3,115,320

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
NEW YORK (CONT.)
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
  01-01-21                           5.50%        $6,940,000              $7,303,587
  01-01-24                           5.50          5,500,000               5,738,205
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2004A
  06-15-39                           5.00          9,000,000               9,097,290
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2001B
  02-01-11                           5.50          5,000,000               5,290,250
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
  02-01-31                           5.00          4,000,000               4,060,320
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
  02-01-33                           5.00          4,255,000               4,312,953
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
  10-01-35                           5.25          6,000,000               6,187,920
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
  10-01-21                           4.60          3,625,000               3,442,590
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
  10-01-27                           4.85          1,605,000               1,547,076
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
  07-01-29                           5.00          3,500,000               3,603,845
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd Generation Resolution
 Series 1993A
  07-01-18                           5.75          5,500,000               6,074,860
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1990D Escrowed to Maturity
  07-01-09                           7.00          1,470,000               1,523,743
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
  03-15-23                           5.00          4,935,000               5,097,362

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
NEW YORK (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
  12-15-31                           5.00%        $3,250,000              $3,322,410
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
  03-15-31                           5.00         11,500,000              11,751,274
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
  03-15-37                           5.00          3,750,000               3,821,138
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
  02-15-22                           5.00          4,365,000               4,510,005
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospitals Center
 Series 2006A
  07-01-20                           5.00          3,500,000               3,450,930
New York State Dormitory Authority
 Revenue Bonds
 State University Educational Facilities
 Series 1993A
  05-15-13                           5.50         24,530,000              26,267,459
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
  03-15-15                           4.10          8,600,000               8,636,378
New York State Environmental Facilities Corporation
 Revenue Bonds
 New York City Municipal Water Financing Project
 Series 2004
  06-15-26                           5.00          4,000,000               4,120,160
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
  06-15-31                           5.00          9,000,000               9,152,190
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
  06-15-28                           5.00          9,000,000               9,183,150
New York State Housing Finance Agency
 Refunding Revenue Bonds
 State University Construction
 Series 1986A Escrowed to Maturity
  05-01-13                           6.50          3,500,000               3,883,145

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 8 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
NEW YORK (CONT.)
New York State Thruway Authority
Revenue Bonds
Local Highway & Bridge
Series 2002
  04-01-15                           5.50%        $5,000,000              $5,331,900
New York State Thruway Authority
 Revenue Bonds
 Series 2001A (FGIC)
  04-01-11                           5.50          7,500,000               7,968,300
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
  01-01-24                           5.00          4,000,000               4,133,080
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
  01-01-17                           5.00          9,000,000               9,567,809
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
  12-01-12                           5.00          6,000,000               6,315,480
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (FSA) A.M.T.
  10-01-21                           5.00          9,000,000               9,278,100
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
  12-01-23                           4.50          7,500,000               7,280,700
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25          1,750,000(d)            1,744,330
  12-01-23                           5.00          3,000,000(d)            2,763,510
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-16                           5.50          2,500,000               2,594,225
  06-01-19                           5.50          5,000,000               5,317,600
Tobacco Settlement Financing Authority
 Revenue Bonds
 Series 2003B-1C
  06-01-15                           5.50          4,525,000               4,705,095
TSASC Incorporated
 Prerefunded Revenue Bonds
 Tobacco Settlement Asset-backed
 Series 2002-1
  07-15-32                           5.75          1,000,000               1,089,460
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
  06-01-26                           5.00          2,750,000               2,713,398
                                                                     ---------------
Total                                                                    311,377,093
------------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)

NORTH CAROLINA (3.3%)
Mecklenburg County
 Unlimited General Obligation Public Improvement Bonds
 Series 2001D
  02-01-14                           4.10%        $3,600,000              $3,671,064
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1986A Escrowed to Maturity
  01-01-17                           5.00          6,220,000               6,606,511
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1988A
  01-01-26                           6.00          1,940,000               2,296,572
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1989A
  01-01-10                           7.50         15,125,000              16,201,144
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1993B
  01-01-09                           6.13         10,000,000              10,262,500
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
  01-01-11                           5.50         15,000,000              15,564,900
North Carolina Eastern Municipal Power Agency
 Unrefunded Revenue Bonds
 Series 1989A
  01-01-10                           7.50         14,035,000              15,013,099
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-25 A.M.T.
  01-01-37                           5.75          7,500,000               7,906,425
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
  01-01-38                           5.50          3,750,000               3,920,925
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
  01-01-12                           5.50          6,500,000               6,796,400
Raleigh Durham Airport Authority
 Revenue Bonds
 Series 2001A (FGIC)
  11-01-11                           5.00          1,900,000               1,992,758
                                                                     ---------------
Total                                                                     90,232,298
------------------------------------------------------------------------------------

NORTH DAKOTA (0.2%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-25                           5.13          3,250,000               3,155,522
  07-01-29                           5.13          2,650,000               2,517,951
                                                                     ---------------
Total                                                                      5,673,473
------------------------------------------------------------------------------------

OHIO (3.1%)
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
  12-01-25                           5.25          4,120,000               4,469,170

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
OHIO (CONT.)
City of Cleveland
 Refunding Revenue Bonds
 Series 2001J (FSA)
  01-01-12                           5.38%        $1,000,000              $1,065,460
Columbus City School District
 Prerefunded Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2004 (FSA)
  12-01-29                           5.25          3,500,000               3,811,395
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
  01-01-21                           6.00          6,000,000               6,468,779
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
  08-15-32                           5.63          1,000,000               1,022,480
County of Montgomery
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00          4,000,000               4,004,240
  05-01-32                           5.00          3,250,000               3,251,593
Dayton City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003A (FGIC)
  12-01-27                           5.00          2,765,000               2,829,839
Franklin County
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
  05-15-22                           5.25          5,170,000               5,341,541
  05-15-24                           5.25          2,625,000               2,702,805
Franklin County
 Refunding Revenue Bonds
 Trinity Health Credit
 Series 2005A
  06-01-20                           5.00          3,750,000               3,834,225
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-26                           5.25          1,415,000               1,418,806
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
  09-01-26                           4.75          4,500,000               4,309,830
  09-01-36                           4.90          4,500,000               4,260,375
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006E (GNMA/FNMA) A.M.T.
  09-01-36                           5.00          2,635,000               2,511,076
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
 Series 2004 (AMBAC)
  02-15-24                           4.75          7,230,000               7,277,645

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 9 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
OHIO (CONT.)
Ohio State Building Authority
Revenue Bonds
State Facilities Adult Correctional
Series 2005A (FSA)
  04-01-22                           5.00%        $4,250,000              $4,395,988
Ohio State University
 Revenue Bonds
 Series 2002A
  12-01-12                           5.25            750,000                 803,018
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
  10-01-25                           5.00            500,000                 485,505
State of Ohio
 Revenue Bonds
 Mount Union College Project
 Series 2006
  10-01-31                           5.00            250,000                 250,533
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001B
  09-15-20                           5.00          3,780,000               3,900,847
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2002A
  08-01-18                           5.38          4,500,000               4,745,610
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2005B
  05-01-23                           5.00          6,375,000               6,591,622
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
  09-01-21                           5.00          4,500,000               4,682,295
                                                                     ---------------
Total                                                                     84,434,677
------------------------------------------------------------------------------------

OKLAHOMA (0.1%)
Oklahoma Municipal Power Authority
 Revenue Bonds
 Series 2001A (FSA)
  01-01-12                           5.00          1,185,000               1,235,315
  01-01-13                           5.00          1,020,000               1,059,423
                                                                     ---------------
Total                                                                      2,294,738
------------------------------------------------------------------------------------

OREGON (0.2%)
Clackamus Community College District
 Unlimited General Obligation Refunding Bonds
 Series 2001 (FGIC)
  06-15-12                           5.25          1,000,000               1,056,290
Port of Portland
 Refunding Revenue Bonds
 Portland International Airport
 Series 2001D (FGIC) A.M.T.
  07-01-11                           5.25          3,335,000               3,490,845
                                                                     ---------------
Total                                                                      4,547,135
------------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)

PENNSYLVANIA (1.4%)
City of Pittsburgh
 Unlimited General Obligation Refunding Bonds
 Series 2006B (FSA)
  09-01-15                           5.25%       $10,000,000             $10,861,800
Commonwealth of Pennsylvania
 Unlimited General Obligation Refunding Bonds
 Series 2002
  02-01-12                           5.50          5,970,000               6,392,915
Delaware River Port Authority
 Refunding Revenue Bonds
 Port District Project
 Series 2001A (FSA)
  01-01-12                           5.25          3,130,000               3,325,844
Montgomery County Industrial Development Authority
 Revenue Bonds
 Acts Retirement - Life Communities
 Series 1998
  11-15-28                           5.25          7,500,000               7,423,725
Pennsylvania State University
 Refunding Revenue Bonds
 Series 2002
  08-15-16                           5.25          1,000,000               1,093,980
Philadelphia Authority for Industrial Development
 Revenue Bonds
 Series 2001B (FSA)
  10-01-13                           5.50          7,925,000               8,512,163
                                                                     ---------------
Total                                                                     37,610,427
------------------------------------------------------------------------------------

PUERTO RICO (4.1%)(c)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
  07-01-16                           5.50          2,140,000               2,381,563
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
  07-01-21                           5.25          3,625,000               3,757,023
  07-01-24                           5.25          1,000,000               1,030,230
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                           5.00          8,000,000               8,091,600
  07-01-34                           5.00          8,000,000               8,013,200
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-23                           5.25          3,750,000               3,878,138
  07-01-24                           5.25          7,250,000               7,481,928
  07-01-25                           5.25          5,400,000               5,560,974
  07-01-26                           5.25          8,200,000               8,426,647
  07-01-27                           5.25          2,375,000               2,433,781
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
  07-01-30                           5.00          6,000,000               6,196,620
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                           5.00          5,250,000               5,242,230

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
  07-01-36                           5.50%        $5,000,000              $5,576,250
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00          3,445,000               3,671,888
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
  07-01-39                           5.13          2,000,000               2,160,320
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25          7,750,000               8,422,158
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25            700,000                 760,333
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25          1,000,000               1,110,290
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
  07-01-19                           5.00          2,500,000               2,566,575
  07-01-20                           5.00         11,130,000              11,382,316
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00          1,805,000               1,781,409
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50          3,000,000               3,365,790
Puerto Rico Public Buildings Authority
 Revenue Bonds
 Government Facilities
 Series 2004I
  07-01-33                           5.25          8,500,000               8,645,519
                                                                     ---------------
Total                                                                    111,936,782
------------------------------------------------------------------------------------

RHODE ISLAND (0.3%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
  04-01-33                           4.85          2,000,000               1,912,420
Rhode Island Student Loan Authority
 Revenue Bonds
 Series 2007-2 (AMBAC) A.M.T.
  12-01-37                           4.85          6,000,000               5,465,400
                                                                     ---------------
Total                                                                      7,377,820
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 10 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)

SOUTH CAROLINA (0.9%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
  12-01-30                           5.25%        $5,500,000              $5,628,755
Cherokee County
 Revenue Bonds
 Spring City Knitting Company Project
 Series 1979
  09-01-09                           7.40          2,080,000               2,144,230
City of Myrtle Beach
 Tax Allocation Bonds
 Myrtle Beach Air Force Base
 Series 2006A
  10-01-26                           5.25          2,000,000               1,815,580
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
  05-01-32                           5.50          4,685,000               5,111,850
State of South Carolina
 Unlimited General Obligation Bonds
 State Highway
 Series 2001B
  04-01-12                           4.50          6,000,000               6,212,821
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                           6.00          5,035,000               5,141,591
                                                                     ---------------
Total                                                                     26,054,827
------------------------------------------------------------------------------------

SOUTH DAKOTA (0.3%)
State of South Dakota
 Lease Revenue Trust Certificates
 Series 1993A
  09-01-17                           6.70          7,260,000               8,708,588
------------------------------------------------------------------------------------

TENNESSEE (1.9%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
  12-15-17                           5.00          3,500,000               3,587,430
  12-15-20                           5.00          3,500,000               3,520,020
  12-15-21                           5.00          3,000,000               3,002,820
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                           5.25         14,750,000              15,311,680
  09-01-20                           5.25          9,000,000               9,265,050
  09-01-24                           5.25          3,000,000               3,047,280
  09-01-26                           5.25         15,250,000              15,396,400
                                                                     ---------------
Total                                                                     53,130,680
------------------------------------------------------------------------------------

TEXAS (2.4%)
City of Austin
 Refunding Revenue Bonds
 Series 2002 (FSA)
  11-15-14                           5.50          3,485,000               3,829,353

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
TEXAS (CONT.)
City of Corpus Christi
 Limited General Obligation
 Refunding & Improvement Bonds
 Series 2001 (FSA)
  03-01-12                           5.00%        $3,400,000              $3,536,646
City of Houston
 Prerefunded Revenue Bonds
 Junior Lien
 Series 2002B (AMBAC)
  12-01-15                           5.75          5,000,000               5,473,800
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
  08-15-26                           5.00          4,585,000(b)            4,656,709
Corpus Christi Business & Job Development Corporation
 Improvement Refunding Revenue Bonds
 Arena Project
 Series 2002 (AMBAC)
  09-01-25                           5.00          3,550,000               3,625,438
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2004A (Permanent School Fund Guarantee)
  08-15-26                           5.25          4,000,000               4,152,960
Harris County Flood Control District
 Limited General Obligation Refunding Bonds
 Series 2004A
  10-01-23                           5.25          5,000,000               5,234,100
North Central Texas Health Facility
 Development Corporation
 Revenue Bonds
 Hospital Baylor Health Care System Project
 Series 2001A
  05-15-29                           5.13          2,000,000               2,004,840
Northside Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2001 (Permanent School Fund Guarantee)
  02-15-12                           5.50          3,720,000               3,927,204
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
  08-01-15                           5.25          4,000,000               4,184,000
  08-01-17                           5.25          5,000,000               5,219,600
Southwest Higher Education Authority
 Prerefunded Revenue Bonds
 Southern Methodist University Project
 Series 2002 (AMBAC)
  10-01-15                           5.50          3,420,000               3,703,860
Tarrant County Cultural Education Facilities Finance
 Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
  02-15-26                           5.00          8,000,000               8,017,680
Texas Municipal Power Agency
 Refunding Revenue Bonds
 Sub Lien
 Series 2004 (FGIC)
  09-01-10                           4.25          3,500,000               3,509,030

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
TEXAS (CONT.)
West Central Regional Housing Finance Corporation
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
  12-01-39                           5.35%        $3,000,000              $3,005,820
Wylie Independent School District
 Unlimited General Obligation Refunding Bonds
 Zero Coupon
 Series 2001 (Permanent School Fund Guarantee)
  08-15-12                           4.80          3,385,000(l)            2,784,332
                                                                     ---------------
Total                                                                     66,865,372
------------------------------------------------------------------------------------

UTAH (0.8%)
Community of Eagle Mountain
 Special Assessment Bonds
 Special Improvement District #2000-1
 Series 2006
  02-01-21                           8.25          3,929,000               3,974,380
Intermountain Power Agency
 Refunding Revenue Bonds
 Series 1998A (MBIA)
  07-01-12                           5.25         16,600,000              16,955,738
Utah Housing Corporation
 Revenue Bonds
 Series 2003A-1 A.M.T.
  07-01-24                           5.13          1,945,000               1,947,101
                                                                     ---------------
Total                                                                     22,877,219
------------------------------------------------------------------------------------

VERMONT (0.2%)
University of Vermont & State Agricultural College
 Prerefunded Revenue Bonds
 Series 2002 (AMBAC)
  10-01-15                           5.50          2,000,000               2,166,000
  10-01-16                           5.50          2,110,000               2,285,130
                                                                     ---------------
Total                                                                      4,451,130
------------------------------------------------------------------------------------

VIRGINIA (1.3%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
  01-15-28                           5.13         10,750,000              11,128,400
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
  06-15-16                           5.00          4,040,000               4,149,484
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
  06-01-26                           5.50          5,200,000               5,640,960
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
  06-01-37                           5.63          5,500,000               6,089,435
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007B-1
  06-01-47                           5.00         10,540,000               8,917,683
                                                                     ---------------
Total                                                                     35,925,962
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 11 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)

WASHINGTON (2.4%)
City of Tacoma
 Refunding Revenue Bonds
 Series 2001B (FSA)
  01-01-12                           5.50%        $5,000,000              $5,341,750
Clark County
 Unrefunded Revenue Bonds
 Series 2001B (AMBAC)
  12-01-12                           5.25          2,105,000               2,249,656
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
  12-01-25                           5.00          6,445,000               6,651,498
  12-01-26                           5.00          7,290,000               7,506,950
  12-01-27                           5.00          3,660,000               3,760,613
Snohomish County Public Utility District #1
 Refunding Revenue Bonds
 Generation System
 Series 1986A Escrowed to Maturity
  01-01-20                           5.00         17,750,000              18,910,318
Spokane Public Facilities District
 Revenue Bonds
 Series 2003 (MBIA)
  12-01-28                           5.75          3,195,000               3,465,936
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
  06-01-26                           6.50          1,195,000               1,263,545
Washington Public Power Supply System
 Revenue Bonds
 Linked Pars & Inflos
 Series 1993 Escrowed to Maturity (FSA)
  07-01-11                           5.75         10,000,000(k)           10,492,500
Washington State Housing Finance Commission
 Revenue Bonds
 Single Family Program
 Series 2007-3A (GNMA/FNMA/FHLMC) A.M.T.
  12-01-38                           4.90          5,470,000               5,139,667
                                                                     ---------------
Total                                                                     64,782,433
------------------------------------------------------------------------------------

WISCONSIN (2.5%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-27                           6.13         11,935,000              12,226,333
  06-01-32                           6.38          4,740,000               4,864,804
Franklin
 Revenue Bonds
 Waste Management
 Series 2003 A.M.T.
  04-01-16                           4.95         16,000,000(m)           15,606,721
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
  08-15-24                           5.13         15,910,000(b)           15,095,726
  08-15-25                           5.13         15,500,000(b)           14,627,970

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                    VALUE(A)
WISCONSIN (CONT.)
Wisconsin Housing & Economic Development Authority
 Revenue Bonds
 Series 2006E A.M.T.
  09-01-31                           5.50%        $4,860,000              $5,086,184
                                                                     ---------------
Total                                                                     67,507,738
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $2,535,073,615)                                                $2,580,025,150
------------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (12.4%) (h)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE (E,F)                         RATE         AMOUNT                   VALUE(A)

ARIZONA (0.7%)
Arizona Health Facilities Authority
 Revenue Bonds
 Series 2007
  01-01-37                          4.40%      $20,000,000(d)          $19,258,600
----------------------------------------------------------------------------------

ARKANSAS (0.1%)
Arkansas Development Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
  07-01-33                          5.30         3,562,000               3,566,444
----------------------------------------------------------------------------------

CALIFORNIA (2.6%)
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Series 2000 (FGIC)
  07-01-18                          5.63        10,000,000              10,549,283
Port of Oakland
 Revenue Bonds
 Series 2000-663R-A (FGIC) A.M.T.
  11-01-15                          5.75         6,630,000               6,907,267
Port of Oakland
 Revenue Bonds
 Series 2000-663R-B (FGIC) A.M.T.
  11-01-16                          5.75         6,000,000               6,249,420
San Diego Unified School District
 Series 2000-804R-A
  07-01-20                          5.13         9,560,000(n)            9,918,799
San Diego Unified School District
 Series 2000-804R-B
  07-01-21                          5.13         5,595,000               5,804,980
San Diego Unified School District
 Series 2000-804R-C
  07-01-22                          5.13         4,120,000               4,274,618
San Francisco City & County Airports Commission
 Series 2000-661R-A A.M.T.
  05-01-14                          5.75         3,250,000               3,423,524
San Francisco City & County Airports Commission
 Series 2000-661R-B A.M.T.
  05-01-15                          5.75         3,450,000               3,625,295
San Francisco City & County Airports Commission
 Series 2000-661R-C A.M.T.
  05-01-16                          5.88         3,660,000               3,860,202

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE (E,F)                         RATE         AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
State of California
 Unlimited General Obligation Bonds
 Series 1999-195 (MBIA)
  12-01-16                          5.75%      $16,250,000             $17,079,406
                                                                   ---------------
Total                                                                   71,692,794
----------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001 (MBIA) A.M.T.
  10-01-27                          5.50         5,000,000               5,180,750
----------------------------------------------------------------------------------

GEORGIA (1.1%)
City of Atlanta
 Revenue Bonds
 Series 2000-313 (FGIC) A.M.T.
  01-01-18                          6.00        11,150,000              11,672,437
City of Atlanta
 Revenue Bonds
 Series 2000-376 (FGIC)
  01-01-21                          5.50        16,800,000              17,407,152
                                                                   ---------------
Total                                                                   29,079,589
----------------------------------------------------------------------------------

HAWAII (1.0%)
Hawaii State Department of Budget & Finance
 Revenue Bonds
 Series 2000-795R (AMBAC) A.M.T.
  07-01-20                          5.70        27,000,000              28,188,270
----------------------------------------------------------------------------------

ILLINOIS (0.5%)
Chicago O'Hare International Airport
 Revenue Bonds
 Series 2001 (AMBAC) A.M.T.
  01-01-20                          5.63         5,675,000               5,919,466
  01-01-21                          5.63         6,230,000               6,489,474
                                                                   ---------------
Total                                                                   12,408,940
----------------------------------------------------------------------------------

INDIANA (0.2%)
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
  07-01-33                          5.55         4,485,000               4,507,529
----------------------------------------------------------------------------------

IOWA (0.3%)
Iowa Finance Authority
 Revenue Bonds
 Series 2001 (GMNA/FNMA) A.M.T.
  01-01-09                          5.50         7,528,000               7,572,650
----------------------------------------------------------------------------------

MISSOURI (0.1%)
Missouri Housing Development Commission
 Revenue Bonds
 Series 2001-224 (GNMA/FNMA) A.M.T.
  09-01-33                          5.50         2,739,000               2,758,566
----------------------------------------------------------------------------------

NEW JERSEY (0.5%)
New Jersey State Turnpike Authority
 Revenue Bonds
 Series 2000-719R (MBIA)
  01-01-13                          6.00        13,000,000              14,365,639
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE (E,F)                         RATE         AMOUNT                   VALUE(A)

NEW YORK (2.4%)
City of New York
 Unlimited General Obligation Bonds
 Series 2000 (FGIC)
  05-15-14                          5.88%       $5,375,000              $5,736,186
  05-15-15                          5.88         5,675,000               6,020,322
  05-15-16                          5.88         3,531,000               3,768,315
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
  04-01-32                          5.40        16,575,000              16,749,038
New York State Energy Research & Development Authority
 Revenue Bonds
 Series 2000-379 (MBIA)
  01-01-21                          5.50        22,560,000              22,686,786
Port Authority of New York & New Jersey
 Revenue Bonds
 Series 2000 (MBIA) A.M.T.
  10-15-21                          5.75        10,525,000              10,649,077
                                                                   ---------------
Total                                                                   65,609,724
----------------------------------------------------------------------------------

NORTH CAROLINA (0.3%)
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
  01-01-34                          5.35         8,227,000               8,229,141
----------------------------------------------------------------------------------

PUERTO RICO (0.3%)(c)
Puerto Rico Housing Finance Corporation
 Revenue Bonds
 Series 2001-257 A.M.T.
  12-01-28                          5.30         9,035,000               9,052,428
----------------------------------------------------------------------------------

TEXAS (1.2%)
City of Houston
 Revenue Bonds
 Series 2000 (FSA) A.M.T.
  07-01-18                          5.50        13,050,000              13,443,719
  07-01-19                          5.50         8,000,000               8,230,675
Texas Department of Housing & Community Affairs
 Revenue Bonds
 Series 2002 (MBIA) A.M.T.
  09-01-33                          5.55         5,735,000               5,809,581
  03-01-34                          5.55         6,509,000               6,593,434
                                                                   ---------------
Total                                                                   34,077,409
----------------------------------------------------------------------------------

WASHINGTON (0.9%)
State of Washington
 Unlimited General Obligation Bonds
 1st Series 2000-389
  07-01-18                          5.63        12,050,000              12,661,245
State of Washington
 Unlimited General Obligation Bonds
 2nd Series 2000-389
  07-01-19                          5.63        11,925,000              12,530,909
                                                                   ---------------
Total                                                                   25,192,154
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $330,527,455)                                                  $340,740,627
----------------------------------------------------------------------------------

MUNICIPAL NOTES (2.8%)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER (E,F,G)                      YIELD       MATURITY                  VALUE(A)

ALASKA (0.1%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Pipeline Project
 V.R.D.N. Series 1993A
  12-01-33                          3.95%       $3,000,000              $3,000,000
----------------------------------------------------------------------------------

GEORGIA (0.1%)
City of Atlanta
 Revenue Bonds
 V.R.D.N. Series 2002C (Dexia Credit Local) FSA
  11-01-41                          4.05         1,800,000               1,800,000
----------------------------------------------------------------------------------

ILLINOIS (0.1%)
Illinois Health Facilities Authority
Revenue Bonds
 University Chicago Hospitals Project
 V.R.D.N. Series 1994C
 (JPMorgan Chase Bank) MBIA
  08-15-26                          4.00         2,000,000               2,000,000
----------------------------------------------------------------------------------

KENTUCKY (0.2%)
Kentucky Public Energy Authority
Revenue Bonds
 V.R.D.N. Series 2006A (Societe Generale)
  08-01-16                          3.98         5,600,000               5,600,000
----------------------------------------------------------------------------------

MASSACHUSETTS (0.2%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Capital Assets Program
 V.R.D.N. Series 1985E (Fleet Natl Bank)
  01-01-35                          3.93         3,400,000               3,400,000
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 V.R.D.N. Sub Series 1998D (Dexia Credit Local) FGIC
  11-01-26                          3.93         1,050,000               1,050,000
                                                                   ---------------
Total                                                                    4,450,000
----------------------------------------------------------------------------------

MINNESOTA (--%)
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Minnesota Public Radio Project
 V.R.D.N. Series 2005 (Allied Irish Bank)
  10-01-25                          3.98           700,000                 700,000
----------------------------------------------------------------------------------

MISSISSIPPI (0.4%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1992
  12-01-16                          4.05           800,000                 800,000
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  06-01-23                          4.05         9,100,000               9,100,000
                                                                   ---------------
Total                                                                    9,900,000
----------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER (E,F,G)                      YIELD       MATURITY                  VALUE(A)

NEBRASKA (0.4%)
American Public Energy Agency
 Revenue Bonds
 V.R.D.N. Series 2005A (Societe Generale)
  12-01-15                          3.98%      $11,000,000             $11,000,000
----------------------------------------------------------------------------------

NEW HAMPSHIRE (--%)
New Hampshire Health & Education Facilities Authority
 Revenue Bonds
 VHA New England Incorporated
 V.R.D.N. Series 1985E AMBAC
  12-01-25                          3.98         1,115,000               1,115,000
----------------------------------------------------------------------------------

NEW MEXICO (0.2%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
  09-01-24                          4.05         6,000,000               6,000,000
----------------------------------------------------------------------------------

NEW YORK (0.3%)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 1994H-2
 (Wachovia Bank) MBIA
  08-01-13                          3.94           305,000                 305,000
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2 (Bank of America)
  08-01-34                          3.90           700,000                 700,000
New York City Municipal Water Finance Authority
 2nd Generation Resolution Revenue Bonds
 V.R.D.N. Series 2005AA-2 (Dexia Credit Local)
  06-15-32                          3.90         3,800,000               3,800,000
New York City Municipal Water Finance Authority
 2nd Generation Resolution Revenue Bonds
 V.R.D.N. Series 2006CC-1 (Bank of Nova Scotia)
  06-15-38                          3.90         2,200,000               2,200,000
                                                                   ---------------
Total                                                                    7,005,000
----------------------------------------------------------------------------------

OHIO (0.1%)
Ohio State Water Development Authority
 Refunding Revenue Bonds
 FirstEnergy Generation Corporation
 V.R.D.N. Series 2006A (Barclays Bank)
  05-15-19                          3.96         1,600,000               1,600,000
----------------------------------------------------------------------------------

PENNSYLVANIA (--%)
Pennsylvania Higher Educational Facilities Authority
 Refunding Revenue Bonds
 Carnegie Mellon University
 V.R.D.N. Series 1995B (Morgan Guaranty Trust)
  11-01-27                          3.93         1,100,000               1,100,000
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 13 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL NOTES (CONTINUED)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER (E,F,G)                      YIELD       MATURITY                  VALUE(A)

TENNESSEE (0.3%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Bond Fund
 V.R.D.N. Series 2005 (Bank of America)
  11-01-35                          3.96%       $1,300,000              $1,300,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
  07-01-31                          3.96           330,000                 330,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
  07-01-34                          3.96         2,280,000               2,280,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
  04-01-32                          3.96           830,000                 830,000

MUNICIPAL NOTES (CONTINUED)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER (E,F,G)                      YIELD       MATURITY                  VALUE(A)
TENNESSEE (CONT.)
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2004 (Bank of America)
  07-01-34                          3.96%       $4,000,000              $4,000,000
                                                                   ---------------
Total                                                                    8,740,000
----------------------------------------------------------------------------------

TEXAS (--%)
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
  10-01-24                          3.96           800,000                 800,000
----------------------------------------------------------------------------------

WYOMING (0.4%)
Lincoln County
 Revenue Bonds
 Exxon Project
 V.R.D.N. Series 1984B
  11-01-14                          3.88         1,000,000               1,000,000

MUNICIPAL NOTES (CONTINUED)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER (E,F,G)                      YIELD       MATURITY                  VALUE(A)
WYOMING (CONT.)
Uinta County
 Refunding Revenue Bonds
 Chevron USA Project
 V.R.D.N Series 1993
  08-15-20                          4.05%      $10,500,000             $10,500,000
                                                                   ---------------
Total                                                                   11,500,000
----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $76,310,000)                                                    $76,310,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,941,911,070)(o)                                           $2,997,075,777
==================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2007.

(b) At Aug. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $40,242,614.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.4% of net assets at Aug. 31, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2007, the value of these securities amounted to $28,496,840 or 1.0% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA       -- ACA Financial Guaranty Corporation
AMBAC     -- Ambac Assurance Corporation
BIG       -- Bond Investors Guarantee
CGIC      -- Capital Guaranty Insurance Company
CIFG      -- IXIS Financial Guaranty
FGIC      -- Financial Guaranty Insurance Company
FHA       -- Federal Housing Authority
FNMA      -- Federal National Mortgage Association
FHLMC     -- Federal Home Loan Mortgage Corporation
FSA       -- Financial Security Assurance
GNMA      -- Government National Mortgage Association
MBIA      -- MBIA Insurance Corporation
XLCA      -- XL Capital Assurance

(f)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At Aug. 31, 2007, the value of securities subject to alternative minimum tax represented
          17.3% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

--------------------------------------------------------------------------------

 14 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

(h) Municipal Bonds Held in Trust - The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(i) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal account is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield, including the impact of principal accretion, on the date of acquisition.

(j) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2007. At Aug. 31, 2007, the value of inverse floaters represented 0.4% of net assets.

(k) This security may be separated into floating and inverse floating rate securities which may be traded separately.

(l) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(n) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                NOTIONAL AMOUNT
-------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                            $130,900,000

(o) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $2,720,635,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $93,705,000
Unrealized depreciation                                               (38,540,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                           $55,165,000
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 15 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Tax-Exempt Income Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 30, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date October 30, 2007